Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [Abstract]
Schedule of Analysis of Revenue	An analysis of revenue is as follows:
	2021	2022	2023
	$’000	$’000	$’000
Sales of intellectual property	45,726
Sales of an exclusive option.	—	—	5,000
Total	45,726	—	5,000